GOODWILL (Tables)	12 Months Ended
Dec. 31, 2017
Disclosure of detailed information about goodwill [Abstract]
Disclosure of reconciliation of changes in goodwill [text block]
Following is the roll-forward of goodwill balances during the years ended December 31, 2017 and 2016:

	December 31, 2017		December 31, 2016

Balance at the beginning of the year	Ps.	6,824,935	Ps.	7,055,975
Additions / Purchases (1)		102,376		2,805
Foreign exchange adjustment		(26,255)		(233,845)
Balance at the end of the year	Ps.	6,901,056	Ps.	6,824,935

(1) Corficolombiana acquired in 2017 an additional 40 % of the Concesionaria Vial del Pacífico – Covipacífico S.A.S., located in Colombia. The business acquisition generated Goodwill of Ps. 102,376 which was included in the Financial Statements of Grupo Aval at the end of the 2017 accounting period. (this acquisition is considered non-significant)

Disclosure of information for cash-generating units [text block]
The following is the detail of goodwill assigned by cash generating units (CGU) representing the lowest identifiable level within Grupo Aval and monitored by management, in addition those are not greater than the identified business’ segments:

December 31, 2017
CGU	Goodwill carrying amount		CGU Book Value		CGU Recoverable amount		Excess
Leasing Bogotá Panamá	Ps.	4,688,362	Ps.	11,349,292	Ps.	17,054,833	Ps.	5,705,541
Inside Banco de Bogotá S.A. (Megabanco)		465,905		7,353,562		9,483,254		2,129,692
Promigas S.A and Subsidiaries		169,687		3,653,698		9,392,266		5,738,568
Concesionaria Panamericana S.A.S		119,916		169,451		261,223		91,772
Concesionaria Covipacífico S.A.S. (1)		102,376		104,600		111,026		6,426
Hoteles Estelar S.A		6,661		98,688		179,420		80,732
Inside Banco de Occidente S.A. (Banco Unión)		22,724		2,648,449		2,878,178		229,729
Banco Popular S.A.		358,401		2,710,218		3,316,807		606,589
Banco de Bogotá S.A.		301,222		11,000,669		15,361,349		4,360,680
Banco de Occidente S.A.		127,571		3,174,228		4,394,187		1,219,959
Sociedad Administradora de Pensiones y Cesantías Porvenir S.A.		538,231		2,888,669		9,610,514		6,721,845
		6,901,056

(1) Corresponds to 40% of the Consesionaria Vial del Pacífico – Covipacífico S.A.S. (this acquisition is considered as non-significant)

December 31, 2016
CGU	Goodwill carrying amount		CGU Book Value		CGU Recoverable amount		Excess
Leasing Bogotá Panamá	Ps.	4,714,617	Ps.	10,428,240	Ps.	14,362,910	Ps.	3,934,670
Inside Banco de Bogotá S.A. (Megabanco)		465,905		5,579,593		9,976,659		4,397,066
Promigas S.A and Subsidiaries		169,687		2,785,270		7,089,387		4,304,116
Concesionaria Panamericana S.A.S		119,916		35,585		370,248		334,663
Hoteles Estelar S.A		6,661		90,794		97,956		7,162
Inside Banco de Occidente S.A. (Banco Union)		22,724		41,935		454,906		412,971
Banco Popular S.A.		358,401		2,624,196		3,541,307		917,111
Banco de Bogotá S.A.		301,222		10,331,548		13,708,171		3,376,623
Banco de Occidente S.A.		127,571		3,089,717		4,168,844		1,079,127
Sociedad Administradora de Pensiones y Cesantías Porvenir S.A.		538,231		2,433,816		9,187,043		6,753,227
		6,824,935

Disclosure of detailed information about averages of primary premises used in reports on impairment of cash-generating units with allocated goodwill [Text Block]
The following table shows the averages of the primary premises used in the reports on impairment of the cash-generating units with allocated goodwill, based on the impairment assessments done on the indicated dates.  Although the valuation exercise includes a 10 year projection, the following tables only show the first 5 years as, following the first year of projection, rates are generally stable with no significant variations.

December 31, 2017
	2018	2019	2020	2021	2022
Lending rate on the loan portfolio and investments	11.0%	11.0%	11.0%	11.0%	11.1%
Borrowing rate	2.7%	2.8%	2.9%	3.0%	3.0%
Growth in income from commissions	6.5%	8.3%	8.2%	8.2%	8.3%
Growth in expenses	6.1%	6.2%	6.7%	6.7%	6.8%
Discount rate after taxes	11.3%
Growth rate after ten years	3.0%

December 31, 2016
	2017	2018	2019	2020	2021
Lending rate on the loan portfolio and investments	10.8%	10.8%	10.8%	10.8%	10.9%
Borrowing rate	3.0%	3.0%	3.0%	3.0%	3.0%
Growth in income from commissions	3.9%	5.6%	6.6%	5.7%	6.5%
Growth in expenses	5.8%	7.4%	7.1%	6.8%	6.2%
Discount rate after taxes	13.2%
Growth rate after ten years	3.0%

Disclosure of detailed information about allocation of goodwill to cash generating units [Text Block]
That goodwill was allocated to the groups of cash-generating units inside Banco de Bogotá involved in the following lines of business:

	Share (%)	Value
Commercial	32.7%	152,539
Consumer	30.8%	143,287
Payroll installment loans	27.0%	125,934
Vehicles	6.7%	31,304
Microcredit	2.8%	12,841
Total	100.0%	465,905

Disclosure of detailed information about main premises used in latest impairment tests of cash-generating units with allocated goodwill [Text Block]
The following table shows the main premises used in the latest impairment tests of the groups of cash-generating units with allocated goodwill. These were performed in December 2017 and December 2016

December 31, 2017
	2018	2019	2020	2021	2022
Lending rate on the loan portfolio and investments	9.6%	9.4%	9.3%	9.5%	9.6%
Borrowing rate	3.6%	3.3%	3.2%	3.6%	3.8%
Growth in income from commissions	9.2%	7.7%	7.8%	8.5%	8.5%
Growth in expenses	2.5%	4.0%	4.0%	5.1%	4.4%
Inflation	3.3%	3.4%	3.2%	3.3%	3.6%
Discount rate after taxes	14.0%
Growth rate after five years	3.5%

December 31, 2016
	2017	2018	2019	2020	2021
Lending rate on the loan portfolio and investments	10.5%	10.0%	9.6%	9.2%	9.0%
Borrowing rate	4.7%	4.1%	3.7%	3.2%	3.2%
Growth in income from commissions	17.2%	21.3%	12.2%	12.2%	15.6%
Growth in expenses	7.0%	10.8%	10.8%	11.0%	12.7%
Inflation	4.1%	3.0%	3.1%	3.0%	3.0%
Discount rate after taxes	15.7%
Growth rate after five years	3.0%

Disclosure of detailed information about main premises used in impairment test reports taken as basis for impairment testing [Text Block]
The following are the main premises used in the impairment test reports taken as the basis for impairment testing on the dates listed, although the valuation exercise includes a 20 year projection, the following tables only show the first 5 years as, following the first year of projection, rates are generally stable with no significant variations.

December 31, 2017
	2018	2019	2020	2021	2022
Interest rate on investments	5.8%	5.9%	5.7%	5.8%	6.2%
Borrowing rate	6.3%	6.3%	6.3%	6.3%	6.3%
Growth in income from commissions	14.2%	8.0%	7.7%	7.6%	7.5%
Growth in expenses	11.2%	6.7%	6.1%	6.1%	6.4%
Inflation	3.3%	3.4%	3.2%	3.3%	3.6%
Discount interest rate after taxes	13.0%
Growth rate after twenty years	3.5%

December 31, 2016
	2017	2018	2019	2020	2021
Lending interest rate on investments	6.5%	5.9%	6.2%	6.2%	6.2%
Borrowing rate	6.3%	6.3%	6.3%	6.3%	6.3%
Growth in income from commissions	6.9%	12.7%	7.2%	7.1%	6.9%
Growth in expenses	3.5%	13.2%	5.3%	6.5%	5.9%
Inflation	3.7%	3.0%	3.1%	3.0%	3.0%
Discount interest rate after taxes	12.9%
Growth rate after twenty years	4.0%